Document And Entity Information	3 Months Ended
Mar. 31, 2015
Document Information [Line Items]
Entity Registrant Name	Howard Bancorp Inc
Entity Central Index Key	0001390162
Entity Filer Category	Smaller Reporting Company
Document Type	S-4
Amendment Flag	false
Document Period End Date	Mar. 31, 2015